Labor obligations - Movements in defined benefit obligation (Details) - Defined benefit plan - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Current service cost	$ 8,276	$ 7,465	$ 7,467
Interest cost	8,490	7,156	7,677
Reductions and liquidations advance	(9,131)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	(2,653)	161	10,131
Actuarial gains and losses arising from experience assumptions	(10,386)	(12,995)	14,042
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Present value of defined benefit obligation at beginning of period	106,160	79,905	127,479
Current service cost	8,276	7,465	7,467
Interest cost	8,490	7,156	7,677
Reductions and liquidations advance	(9,131)
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions	2,653	(161)	(10,131)
Actuarial gains and losses arising from experience assumptions	10,386	12,995	(14,042)
Benefits paid	(11,143)	(1,200)	(38,545)
Present value of defined benefit obligation at end of period	$ 115,691	$ 106,160	$ 79,905